Consolidated Statement of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020	Jul. 31, 2020
Disclosure Of Restatement [abstract]
Undistributed retained earnings	$ 59	$ 58	$ 64	$ 63